Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested balance	38	19
Weighted average grant date fair value balance	$ 1,020.00	$ 2,352.00
Aggregate intrinsic value, balance	$ 7,940	$ 17,202
Number of shares granted	32	41
Weighted average grant date fair value granted	$ 49.35	$ 807.90
Aggregate intrinsic value, granted	$ 1,549	$ 33,070
Number of shares granted	(38)	(11)
Weighted average grant date fair value released	$ 428.10	$ 1,689.75
Aggregate intrinsic value, released	$ 1,276	$ 9,148
Number of shares cancelled	(19)	(11)
Weighted average grant date fair value cancelled	$ 808.65	$ 1,852.80
Aggregate intrinsic value, cancelled	$ 1,050	$ 7,773
Number of shares unvested balance	13	38
Weighted average grant date fair value balance	$ 714.30	$ 1,020.00
Aggregate intrinsic value, balance	$ 132	$ 7,940
Number of shares unvested expected to vest	13	38
Weighted average grant date fair value expected to vest	$ 714.30	$ 1,020.00
Aggregate intrinsic value, expected to vest	$ 132	$ 7,940